Allowance for expected credit losses - Climate Consideration On ECL (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	£ 4,084	£ 4,903
Retail | Scenario risk – macro level | Maximum
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	5
Commercial Banking
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	1,182	1,869
Commercial Banking | Scenario risk – sector level | Maximum
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	15
UK mortgages – BTL | Transition risk | Maximum
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	5
UK mortgages
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	1,115	£ 1,209
UK mortgages | Physical risk | Maximum
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance for expected credit losses	£ 5